(ICON)

Prudential
Europe Growth
Fund, Inc.

ANNUAL
REPORT
April 30, 1998

(LOGO)

Prudential Europe Growth Fund, Inc.

Performance At A Glance.
European stocks had the highest returns of any region in the world over the 12 months ended April 30, 1998. The Prudential
Europe Growth Fund beat the
average competing fund by more than five percentage points over the year, led by our technology and financial stocks. The high return reflects growing
European interest in stock ownership, as well as excellent prospects for earnings growth.

Cumulative Total Returns1                   As of
4/30/98

                       One          Three
Since
                       Year         Years
Inception2
Class A               44.93%        97.58%
103.99%
Class B               43.35         92.56
97.46
Class C               43.55         92.83
97.73
Class Z               44.95         N/A
74.11
Lipper European
Region Fd Avg3        39.23         89.47
***

Average Annual Total Returns1
As of 3/31/98

                       One          Three
Since
                       Year         Years
Inception2
Class A               32.51%        24.32%
18.51%
Class B               32.94         24.75
18.80
Class C               37.14         25.45
19.18
Class Z               39.36         N/A
30.62

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investorOs shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class C shares have a 1%
CDSC for one year. Class B
shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2Inception dates: Classes A, B, and C, 7/13/94;
Class Z, 4/15/96.

3Lipper returns are for all funds in each share class for the 1- and 3-year periods.

***Lipper Since Inception returns are 106.42% for
Classes A, B, and C, and
64.09% for Class Z and are for all funds in each share class.

How Investments Compared.
    (As of 4/30/98)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Steve Auth, Bill Higgins, and Jean-Yves Chereau
Fund Managers
(PHOTO)

Portfolio
Managers' Report
The Prudential Europe Growth Fund invests primarily in stocks of companies in Europe, selecting a diversified portfolio for long-term growth of capital.
Steve Auth, head of Prudential's global equity group, designs overall strategy and assigns country allocations. Bill Higgins focuses on the Fund's core holdings, while Jean-Yves Chereau, head of Prudential's Europe-based team, focuses on a tactical portfolio that we trade more actively. The Fund is subject to all of the risks associated with foreign investing, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Not Too Fast.
Are European stocks too expensive after their sharp first quarter climb? We don't expect them to maintain that pace, and investors may pause to digest their gains, but we believe the underlying business fundamentals are strong enough to support further movement. We're focusing on growth companies where we think there is more room for positive than negative earnings surprises.

Strategy Session.
--------------------------------------------------
-----------------------------
More Countries. We added Swiss stocks, bringing them to eight percent of our portfolio, to broaden our country diversification.
Switzerland is not
participating in the European monetary union, so this move also tempers our exposure to the unified monetary policy. Our purchases included additional financial firms (Credit Suisse and Julius Baer
Holdings) and a major
pharmaceutical firm (Roche). We believe this diversification helps stabilize our portfolio's return.

     Portfolio Composition.
Sectors expressed as a percentage
  of net assets as of 4/30/98.
           (GRAPH)

We continue to emphasize the southern countries, Spain and Italy. Because they formerly had high interest rates and weak fiscal discipline, these countries are gaining most from the monetary union's low interest rates and improved business climate.

More Industries. We are still enthusiastic about the information technology and financial sectors. The markets for technology and software are expanding, as companies search for productivity gains and ways of managing the new
European currency (the Euro). The financial sector is at the beginning of a growth wave like that in the U.S. in 1990. We also like pharmaceuticals because their relatively stable growth is attractive to investors. In addition to our recent Roche purchase, we own
Smithkline Beecham (U.K.), Astra
(Sweden), and Ares-Serono (Switzerland).

We bought Volkswagen and Porsche, which are increasing their efficiency while introducing cutting edge designs. They are winning market share in a very competitive market. The new Volkswagen, based on the classic Beetle design, is a head-turner.

What Went Well.
-------------------------------------------------
Three of our 10 largest holdings at April 30 were banks, and all were major contributors to our return for the year: Credito
Italiano, Banco Central
Hispanoamericano, and Bank of Ireland. The
European economy is shifting into
high gear, industries are restructuring, and banks are benefiting from both the increased financial activity and greater productivity in their own operations.
Banks in Italy and Spain are particularly profiting from their new mutual fund businesses.

We have had excellent returns on retailers:
Telepizza dominates the market for
home delivery of pizza in Spain. Hennes & Moritz is a multinational specialty retailer, Sweden's largest. It is expanding rapidly in Germany.

The drive to improve productivity has created great markets for software and telecommunications companies. Our largest holding was SAP, the world leader in enterprise management software. We took some profits in Baan, a smaller
Netherlands-based software firm. The U.K. mobile phone services company
Vodafone, the Finnish manufacturer of mobile phones Nokia, and Telefonica De
Espana all contributed substantially to our return. To improve productivity, firms also are outsourcing their noncore functions, such as lunchroom catering.
Compass is an international catering and restaurant company that also owns branded businesses, such as Burger King.

And Not So Well.
-------------------------------------------------
The economic slowdown and financial turmoil in Asia affected several of our holdings. It hit manufacturers of luxury goods hard, driving down the stock prices of Gucci and Hermes. We sold our holdings in both companies. We also sold our holdings in Standard Chartered, a U.K.- based international bank with a strong Asian presence. Two of our U.K. holdings suffered reverses we believe to be temporary: regulators were concerned about
British Sky Broadcasting's
proposed digital television alliance and investors' lack of enthusiasm for
U.K. retailers hurt Dixons Group -- an appliance and electronics retailer. We expect both to benefit from the introduction of digital broadcast television in the U.K.

Five Largest Holdings.
3.2%  SAP
      Computer Products & Services
2.8%  Banco Central
      HispanoamericanoBanking
2.8%  Compass Group PLC
      Food Services
2.8%  Credito Italiano SpA
      Banking
2.6%  Vodafone Group PLC
      Telecommunications

Expressed as a percentage of net assetsas of 4/30/98.

Looking Ahead.
-------------------------------------------------
The strength of European stock markets reflects, in part, investors' greater demand for stocks. The change in European savings and investment habits parallels earlier developments in the U.S. Middle and working-class families, who formerly kept their savings in bank accounts
(or out of financial assets
altogether), have been investing in mutual funds.
In Europe, banks are
managing mutual funds, so they are promoting this change. There is still considerable room for this trend to continue:
European households average only
25% of their financial assets in stocks, compared to 38% in the U.S.

Portfolio Managers Steve Auth, William Higgins,
and
Jean-Yves Chereau Discuss European Prospects.
--------------------------------------------------
-----------------------------
Can Things Stay This Good?

Q. How will European monetary union affect stock
prices?
A. Steve Auth: European stocks are likely to rise
further, despite their first
quarter climb to historically high prices, because
their earnings prospects are
excellent for the next several years.   Monetary
union has contributed to this
in several ways: First, it increased fiscal and monetary discipline, particularly in Southern Europe -- where inflation and interest rates had been high and productivity low. This alone has given a huge boost to economic growth in Spain and Italy. They are becoming better markets for exports from slower-growing economies, such as those of France and Germany. Second, the removal of regulatory and currency barriers will reduce costs. Third, competition will increase, so the most productive and customer-focused companies will have larger markets and greater economies of scale. Fourth, pressure for greater productivity has forced
European labor to be more
competitive. This is beginning to bring down unemployment levels and boost consumer confidence. Consumers spend more, reinforcing the economic growth.

Q. What do we mean by restructuring in Europe?
A. Jean-Yves Chereau: Companies are focusing more narrowly on their core businesses and selling businesses and investments that are not essential to that core. They are reorganizing their production processes to reduce costs.
Labor laws and practices are becoming more flexible, including greater use of temporary workers. In general, corporate strategies are clearer and more closely tied to financial targets. Performance-based incentive plans are spreading and there is greater sensitivity to shareholders' interests.

Q. What industries benefit most from these trends?
A. Bill Higgins: Of course, merger and acquisition activity and the increased pace of investment are good for the financial sector. We own banks throughout
Europe that have done very well. The other major beneficiary is the information technology sector. The more competitive business environment has added pressure to become more productive.
Companies that make software and
give technological advice are in great demand. The urgency is increased by the time limits for fixing or replacing software that may not be able to handle calendar dates in the year 2000 and for modifying business software to handle the new European currency. Europeans' greater tendency to think internationally probably contributed to SAP's development of software for worldwide enterprise management. It is our largest holding now.
(PHOTO)

President's Letter
June 9, 1998
--------------------------------------------------
-----------------------------
(PHOTO)
                               See You On the Net!
Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals
-- like how much to save for
your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net
News (February 1998), a
subsidiary of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine (Winter
1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities
Financial Advisors, may also enroll in Prudential
Online" and have access to
their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their
Financial Advisor.

Both sites also contain professional opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses.
So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of April 30, 1998                   PRUDENTIAL
EUROPE GROWTH FUND, INC.
--------------------------------------------------
----------

Shares       Description                    Value
(Note 1)
    ----------------------------------------------
-------------
LONG-TERM INVESTMENTS--96.2%
COMMON STOCKS--92.9%
    ----------------------------------------------
-------------
Belgium--2.9%
   8,963     Barco Industries NV (Electrical &
                electronics)
$  2,371,201
   8,500     Kredietbank NV (Banking)
4,789,988

------------

7,161,189
--------------------------------------------------
----------
Denmark--0.2%
  28,793     Holm, (Jacob) & Sons AS(a)
                (Textiles & apparel
                manufacturing)
403,803
--------------------------------------------------
----------
Federal Republic of Germany--6.8%
   9,867     Deutsche Pfandbrief Hypothekenbank
                AG (Banking)
761,326
   6,020     Linde AG (Machinery & engineering)
4,155,309
  16,600     SAP AG (Computer products &
                services)
7,860,724
   5,848     Schwarz Pharma AG (Medical
                products)
471,750
   2,889     SGL Carbon AG (Chemicals)
304,351
   3,984     Volkswagen AG (Automobiles & auto
                parts)
3,171,664

------------

16,725,124
--------------------------------------------------
----------
Finland--2.4%
  86,800     Nokia Corp. (Telecommunication
                equipment)
5,812,658
--------------------------------------------------
----------
France--11.4%
   3,500     Carrefour SA (Retail)
2,003,573
   8,959     Ciments Francais (Building
                products)
521,045
   4,297     Compagnie Francaise d'Etudes et de
                Construction Technip
                (Construction)
545,515
  35,127     Dollfus-Mieg & Cie SA(a) (Textiles
                & apparel manufacturing)
1,040,151
     365     Galeries Lafayette (Retail)
320,239
   2,268     GFI Industries SA (Manufacturing)
565,304
   1,145     Le Carbone-Lorraine (Electrical &
                electronics)
$    468,997
  18,600     Legrand SA (Electrical &
                electronics)
4,914,257
     961     L'Europeenne d'Extincteurs
                (Manufacturing)
80,323
   8,100     Rexel SA (Electrical & electronics)
3,250,499
  14,850     Seb SA (Appliances & household
                durables)
2,319,541
  29,685     Sidel SA (Machinery & engineering)
2,269,043
  33,391     Societe Generale d'Entreprises
                SA(a) (Construction)
1,301,128
  19,900     Total SA (Oil production &
                services)
2,364,324
  57,100     Valeo SA (Automobiles & auto parts)
5,673,945
   4,558     Vallourec SA (Manufacturing)
384,756

------------

28,022,640
--------------------------------------------------
----------
Ireland--0.5%
  46,613     Adare Printing Group PLC (Printing)
680,306
  97,514     Anglo Irish Bank Corp. PLC
                (Banking)
260,007
  29,272     DCC PLC (Diversified operations)
267,011

------------

1,207,324
--------------------------------------------------
----------
Italy--7.1%
  24,215     Autogrill SpA (Restaurants)
167,495
  21,257     Banca Popolare di Bergamo Credito
                Varesino SpA (Banking)
515,867
 118,622     Banca Popolare di Milano (Banking)
1,091,576
  61,319     Bulgari SpA(a) (Retail)
374,101
1,300,000    Credito Italiano SpA (Banking)
6,830,631
 703,000     Istituto Nazionale delle
                Assicurazioni (Insurance)
2,100,821
  17,911     Mediolanum SpA (Financial services)
536,762
 160,941     Pirelli SpA (Manufacturing)
531,362
 927,900     Telecom Italia Mobile SpA(a)
                (Telecommunication services)
5,289,204

------------

17,437,819

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of April 30, 1998                   PRUDENTIAL
EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------

Shares       Description                    Value
(Note 1)
    ----------------------------------------------
-------------
Netherlands--5.2%
  12,490     DOCdata NV(a) (Manufacturing)
$    378,174
  17,064     Getronics NV (Computer products &
                services)
754,738
  45,300     Hagemeyer NV (Wholesale &
                international trading)
2,162,735
  11,750     Heineken NV (Beverages)
2,724,069
  15,932     Internatio-Muller NV (Diversified
                operations)
551,755
   5,939     Koninklijke BAM Groep NV
                (Construction)
499,505
  66,375     Koninklijke Numico NV (Food
                products & services)
2,216,594
  41,600     Royal Dutch Petroleum Co. (Oil
                production & services)
2,294,807
  27,589     Royal Volker Wessels Stevin NV
                (Construction)
918,605
   9,670     Twentsche Kabel Holding NV
                (Diversified operations)
369,814

------------

12,870,796
--------------------------------------------------
----------
Norway--2.9%
 143,572     Agresso Group ASA(a) (Computer
                products & services)
615,857
  50,431     ASK ASA(a) (Computer products &
                services)
513,773
  32,030     Det Sondenfjelds-Norske
                Dampskibsselskab(a) (Oil
                production & services)
790,014
  12,078     Seateam Technology ASA(a) (Oil
                production & services)
291,426
  58,279     Tandberg Television ASA(a)
                (Telecommunication equipment)
769,499
 126,975     Tomra System ASA (Waste management)
4,084,975

------------

7,065,544
--------------------------------------------------
----------
Portugal--0.2%
   9,995     Portugal Telecom SA
                (Telecommunication services)
537,075
Spain--8.1%
 206,196     Banco Central Hispanoamericano
                (Banking)
$  6,858,661
   6,857     Banco Pastor SA (Banking)
782,321
  12,228     Bodegas y Bebidas SA (Beverages)
568,791
   4,951     Grupo Acciona SA (Construction)
1,113,811
   3,888     Miquel y Costas & Miquel SA
                (Forest products & paper)
202,279
  33,525     Tele Pizza SA (Restaurants)
4,816,860
 134,181     Telefonica de Espana
                (Telecommunication services)
5,598,855

------------

19,941,578
--------------------------------------------------
----------
Sweden--3.6%
 112,800     Astra AB (Healthcare)
2,243,289
  28,400     Enator AB (Computer products &
                services)
814,192
 104,200     Hennes & Mauritz AB (Retail)
5,422,856
  10,921     NetCom Systems AB(a)
                (Telecommunication services)
370,914

------------

8,851,251
--------------------------------------------------
----------
Switzerland--8.3%
     970     Ares-Serono Group (Medical
                products)
1,390,055
  11,300     Credit Suisse Group (Financial
                services)
2,485,503
     364     Gurit-Heberlein AG (Chemicals)
1,298,007
   1,300     Julius Baer Holding AG (Banking)
3,587,283
   1,441     Kardex AG (Electrical &
                electronics)
456,225
   5,866     Mikron Holding AG(a)
                (Machinery & engineering)
1,466,207
   1,150     Nestle SA (Food products &
                services)
2,230,554
     280     Phonak Holding AG (Medical
                products)
246,351
   2,133     PubliGroupe SA (Media)
554,469
     250     Roche Holding AG (Medical products)
2,533,660
     575     Sarna Kunststoff Holding AG
                (Building products)
977,304
     328     SIG Schweizerische
                Industrie-Gesellschaft Holding
                AG (Machinery & engineering)
272,841

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of April 30, 1998                    PRUDENTIAL
EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------

Shares       Description                    Value
(Note 1)
    ----------------------------------------------
-------------
Switzerland (cont'd.)
   2,000     Valora Holding AG(a) (Restaurants)
$    522,562
   3,800     Zurich Versicherungs-Gesellschaft
                (Insurance)
2,315,004

------------

20,336,025
--------------------------------------------------
----------
United Kingdom--31.0%
 719,157     Aggregate Industries PLC (Building
                products)
889,533
  76,214     Alliance Unichem PLC (Medical
                products)
522,306
  72,436     Arriva PLC (Diversified operations)
510,944
 280,200     Bank of Ireland (Banking)
5,718,606
 203,408     Baird, (William) PLC (Textiles &
                apparel manufacturing)
890,791
 159,500     Barclays PLC (Banking)
4,598,923
  68,488     Blacks Leisure Group PLC (Retail)
400,672
  83,878     British-Borneo Petroleum Syndicate
                PLC (Oil production & services)
487,202
 246,100     British Sky Broadcasting Group PLC
                (Media)
1,789,399
  88,329     Cadcentre Group PLC (Computer
                products & services)
375,010
 145,930     Capita Group PLC (Computer products
                & services)
1,231,806
 396,400     Compass Group PLC (Food products &
                services)
6,857,730
 161,730     Datrontech Group PLC (Electronic
                components & instruments)
324,398
  95,451     David Brown Group PLC
                (Manufacturing)
358,979
 219,076     Dialog Corp. PLC(a) (Media)
649,979
 218,900     Dixons Group PLC (Retail)
2,089,240
 558,900     Electrocomponents PLC (Electronic
                components & instruments)
5,432,381
 151,325     Finelist Group PLC (Automobiles &
                auto parts)
1,011,759
 169,105     FirstGroup PLC (Transportation)
1,099,826
 146,280     FKI PLC (Manufacturing)
503,684
 179,148     GKN PLC (Automobiles & auto parts)
5,174,425
 351,800     Hays PLC (Business & public
                services)
5,980,303
 122,686     Headlam Group PLC (Wholesale &
                international trading)
771,575
 163,629     Hewden Stuart PLC (Construction)
$    503,251
  43,464     Inspec Group PLC (Chemicals)
212,502
  76,482     Jarvis PLC (Construction)
848,216
 234,915     Jarvis Hotels PLC (Hotels)
624,330
  65,428     Johnson Matthey PLC (Electronic
                components & instruments)
662,739
 148,668     Johnston Press PLC (Media)
546,697
  51,052     Lex Service PLC (Retail)
516,267
  76,885     London Clubs International PLC
                (Casinos)
264,737
  83,957     Low & Bonar PLC (Manufacturing)
468,716
 165,655     Mayflower Corp. (The) PLC
                (Automobiles & auto parts)
670,080
  55,000     Misys PLC (Computer products &
                services)
2,643,059
 791,416     Mowlem, (John) & Company PLC
                (Construction)
1,481,594
  96,160     Newsquest PLC(a) (Media)
483,802
 179,319     Partco Group PLC (Automobiles &
                auto parts)
893,201
 109,500     Siebe PLC (Machinery & engineering)
2,477,923
 171,103     Skillsgroup PLC (Computer products
                & services)
780,776
 156,400     SmithKline Beecham PLC (Medical
                products)
1,863,943
 584,200     Vodafone Group PLC
                (Telecommunication services)
6,396,012
 138,045     Westminster Health Care Holdings
                PLC (Healthcare)
913,739
 288,900     Whitbread PLC (Beverages)
4,988,319
  31,824     WWP Group PLC (Media)
201,871

------------

76,111,245
--------------------------------------------------
----------
United States--2.3%
 114,750     Baan Company NV(a) (Computer
                products & services)
5,092,031
  18,460     Dr. Solomon's Group PLC (ADR)(a)
                (Computer products & services)
549,185

------------

5,641,216
             Total commom stocks
                (cost $140,257,468)
228,125,287

------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of April 30, 1998                     PRUDENTIAL
EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------

Shares       Description                    Value
(Note 1)
    ----------------------------------------------
-------------
PREFERRED STOCKS--3.3%
--------------------------------------------------
----------
Federal Republic Of Germany--3.1%
   2,368     Fresenius AG (Medical products)
$    567,924
   7,275     Henkel KGaA (Chemicals)
567,409
     148     Hugo Boss AG (Textiles & apparel
                manufacturing)
275,181
   2,501     KSB AG (Manufacturing)
835,989
     889     Porsche AG (Automobiles & auto
                parts)
2,223,738
   3,275     Wella AG (Cosmetics & toiletries)
2,983,078

------------

7,453,319
--------------------------------------------------
----------
Netherlands--0.2%
  11,400     Ballast Nedam NV (Construction)
538,625

------------
             Total preferred stocks
                (cost $6,038,433)
7,991,944

------------
             Total long-term investments
                (cost $146,295,901)
236,117,231

------------
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--2.9%
--------------------------------------------------
----------
Repurchase Agreement--2.9%
  $7,146     Bear Stearns & Co. Inc.,
                5.51%, dated 4/30/98, due 5/1/98
                in the amount of $7,147,094
                (cost $7,146,000; the value of
                the collateral including accrued
                interest is $7,395,492)
7,146,000

------------
--------------------------------------------------
----------
Total Investments--99.1%
             (cost $153,441,901; Note 4)
243,263,231
             Other assets in excess of
                liabilities--0.9%
2,313,096

------------
             Net Assets--100%
$245,576,327

------------

------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 1998 was as follows:

Banking...........................................
 ....   14.6%
Computer Products &
Services..........................    8.7
Telecommunication
Services............................    8.2
Automobiles & Auto
Parts..............................    7.7
Electrical &
Electronics..............................    4.7
Retail............................................
 ....    4.6
Food Products &
Services..............................    4.6
Machinery &
Engineering...............................    4.3
Construction......................................
 ....    3.5
Beverages.........................................
 ....    3.3
Medical
Products......................................
3.1
Telecommunication
Equipment...........................    2.7
Electronic Components &
Instruments...................    2.6
Oil Production &
Services.............................    2.5
Business & Public
Services............................    2.4
Restaurants.......................................
 ....    2.3
Insurance.........................................
 ....    1.8
Waste
Management......................................
1.7
Media.............................................
 ....    1.7
Manufacturing.....................................
 ....    1.6
Cosmetics &
Toiletries................................    1.2
Financial
Services....................................
1.2
Wholesale & International
Trading.....................    1.2
Building
Products.....................................
1.0
Miscellaneous.....................................
 ....    5.0
Other assets in excess of liabilities
  (including Joint Repurchase
Agreement)..............    3.8

-----

100.0%

-----

-----
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------

Assets
April 30, 1998
Investments, at value (cost
$153,441,901).....................................
 ..............................      $ 243,263,231
Foreign currency, at value (cost
$1,807,415).......................................
 .........................          1,799,620
Cash..............................................
 ..................................................
 ........            142,548
Receivable for foreign currency
sold..............................................
 ..........................          4,573,790
Receivable for investments
sold..............................................
 ...............................          1,222,722
Receivable for Fund shares
sold..............................................
 ...............................          3,071,227
Dividends and interest
receivable........................................
 ...................................
599,382
Other
assets............................................
 ..................................................
 ..                675

--------------
   Total
assets............................................
 .................................................
254,673,195

--------------
Liabilities
Payable for foreign currency
purchased.........................................
 .............................          5,708,164
Payable for Fund shares
reacquired........................................
 ..................................
2,153,749
Payable for investments
purchased.........................................
 ..................................
698,754
Accrued
expenses..........................................
 ..................................................
228,781
Distribution fee
payable...........................................
 .........................................
159,878
Management fee
payable...........................................
 ...........................................
147,542

--------------
   Total
liabilities.......................................
 .................................................
9,096,868

--------------
Net
Assets............................................
 ..................................................
 ....      $ 245,576,327

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ......................................      $
12,605
   Paid-in capital in excess of
par...............................................
 ..........................        135,216,092

--------------

135,228,697
   Distributions in excess of net investment
income............................................
 .............         (2,136,884 )
   Accumulated net realized gain on investments
and foreign currency
transactions...........................
22,662,552
   Net unrealized appreciation on investments and
foreign
currencies........................................
89,821,962

--------------
Net Assets, April 30,
1998..............................................
 ....................................      $
245,576,327

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($55,507,359 / 2,787,849 shares of common
stock issued and
outstanding)...............................
$19.91
   Maximum sales charge (5% of offering
price)............................................
 ..................               1.05

--------------
   Maximum offering price to
public............................................
 .............................             $20.96

--------------

--------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($175,857,043 / 9,088,546 shares of common
stock issued and
outstanding)..............................
$19.35

--------------

--------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($11,121,710 / 573,859 shares of common
stock issued and
outstanding).................................
$19.38

--------------

--------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($3,090,215 / 155,070 shares of common stock
issued and
outstanding)..................................
$19.93

--------------

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Operations
--------------------------------------------------
----------

Year Ended
Net Investment Income
April 30, 1998
Income
   Dividends (net of foreign withholding
      taxes of $311,014).....................    $
2,780,854
   Interest..................................
268,941
                                                --
------------
      Total income...........................
3,049,795
                                                --
------------
Expenses
   Management fee............................
1,582,883
   Distribution fee--Class A.................
107,213
   Distribution fee--Class B.................
1,474,915
   Distribution fee--Class C.................
85,261
   Transfer agent's fees and expenses........
297,000
   Custodian's fees and expenses.............
250,000
   Reports to shareholders...................
104,000
   Registration fees.........................
47,000
   Audit fees and expenses...................
35,000
   Directors' fees and expenses..............
28,000
   Amortization of organization expenses.....
26,678
   Legal fees and expenses...................
15,000
   Miscellaneous.............................
10,993
                                                --
------------
      Total operating expenses...............
4,063,943
                                                --
------------
Net investment loss..........................
(1,014,148)
                                                --
------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions...................
36,949,864
   Foreign currency transactions.............
(967,463)
                                                --
------------

35,982,401
                                                --
------------
Net change in unrealized appreciation on:
   Investment transactions...................
43,514,496
   Foreign currency transactions.............
149,579
                                                --
------------

43,664,075
                                                --
------------
Net gain on investments and foreign
   currencies................................
79,646,476
                                                --
------------
Net Increase in Net Assets
Resulting from Operations....................    $
78,632,328
                                                --
------------
                                                --
------------

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Changes in Net Assets
Increase (Decrease)                    Year Ended
April 30,
in Net Assets                         1998
1997
Operations
   Net investment loss..........  $  (1,014,148)
$    (149,582)
   Net realized gain on
      investment and foreign
      currency transactions.....     35,982,401
15,600,006
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies................     43,664,075
14,880,202
                                  -------------
-------------
   Net increase in net assets
      resulting from
      operations................     78,632,328
30,330,626
                                  -------------
-------------
   Dividends and distributions (Note 1):
   Dividends in excess of net
      investment income
      Class A...................       (321,821)
--
      Class B...................        (81,896)
--
      Class C...................         (4,853)
--
      Class Z...................       (139,871)
--
                                  -------------
-------------
                                       (548,441)
--
                                  -------------
-------------
   Distributions from net
      realized gains
      Class A...................     (4,137,694)
(1,314,232)
      Class B...................    (14,741,276)
(4,996,228)
      Class C...................       (873,579)
(297,634)
      Class Z...................     (1,346,354)
(382,973)
                                  -------------
-------------
                                    (21,098,903)
(6,991,067)
                                  -------------
-------------
Fund share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold......................    432,031,984
563,381,129
   Net asset value of shares
      issued in reinvestment of
      distributions.............     20,131,598
6,574,997
   Cost of shares reacquired....   (461,615,189)
(576,650,878)
                                  -------------
-------------
   Net decrease in net assets
      from Fund share
      transactions..............     (9,451,607)
(6,694,752)
                                  -------------
-------------
Total increase..................     47,533,377
16,644,807
Net Assets
Beginning of year...............    198,042,950
181,398,143
                                  -------------
-------------
End of year.....................  $ 245,576,327
$ 198,042,950
                                  -------------
-------------
                                  -------------
-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Notes to Financial Statements
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------
Prudential Europe Growth Fund, Inc. (the 'Fund')
is registered under the
Investment Company Act of 1940 as a diversified,
open-end management investment
company. The investment objective of the Fund is
to seek long-term capital
growth by investing primarily in equity securities
of companies domiciled in
Europe. The Fund was incorporated in Maryland on
March 18, 1994 and commenced
investment operations on July 13, 1994.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Securities traded on an
exchange (whether domestic or
foreign) are valued at the last reported sales
price on the primary exchange on
which they are traded. Securities traded in the
over-the-counter market
(including securities listed on exchanges for
which a last sales price is not
available) are valued at the average of the last
reported bid and asked prices.
Securities for which market quotations are not
readily available are valued at
fair value as determined in good faith by or under
the direction of the Board of
Directors of the Fund.
Short-term securities which mature in more than 60
days are valued based upon
current market quotations. Short-term securities
which mature in 60 days or less
are valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians, as the case may be under triparty
repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase transaction
including accrued interest.
If the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities, other
assets and liabilities--at the
closing daily rate of exchange as reported by a
major bank;
(ii) purchases and sales of investment securities,
income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are presented
at the foreign exchange rates
and market values at the close of the fiscal year,
the Fund does not isolate
that portion of the results of operations arising
as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of securities held at fiscal year-end.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange
rates from the fluctuations
arising from changes in the market prices of
portfolio securities sold during
the fiscal period. Accordingly, such realized
foreign currency gains (losses)
related to portfolio securities are included in
the net realized gains on
investment transactions.
Net realized loss on foreign currency transactions
of $967,463 represents net
foreign exchange gains or losses from the sale of
foreign currencies, currency
gains or losses realized between the trade and
settlement dates on security
transactions, and the difference between the
amounts of dividends and foreign
taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts
actually received or paid. Net currency gains and
losses from valuing foreign
currency denominated assets and liabilities (other
than investments) at year-end
exchange rates are reflected as a component of net
unrealized appreciation on
investments and foreign currencies.
Foreign security and currency transactions may
involve certain considerations
and risks not typically associated with those of
domestic origin as a result of,
among other factors, the possibility of political
and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Securities Transactions and Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses from investment and
currency transactions are calculated on the
identified cost basis. Dividend
income is recorded on the ex-dividend date, and
interest income is recorded on
an accrual basis. Expenses are recorded on the
accrual basis which may require
the use of certain estimates by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares of the Fund based
upon the relative proportion of net assets of each
class at the beginning of the
day.
Dividends and Distributions: The Fund expects to
pay dividends of net investment
income and distributions of net realized capital
and currency gains, if any,
annually. Dividends and distributions are recorded
on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles. These differences are primarily due to
differing treatments for
foreign currency transactions.
--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------
Federal Income Taxes: It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
income to shareholders.
Therefore, no federal income tax provision is
required.
Withholding taxes on foreign dividends have been
provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
Deferred Organization Expenses: Approximately
$177,000 of expenses were incurred
in connection with the organization of the Fund.
These costs have been deferred
and have been fully amortized as of the fiscal
year ended April 30, 1998.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
the American Institute of
Certified Public Accountants, Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income, Capital Gain and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease undistributed net
investment income and increase
accumulated net realized gain on investments and
foreign currency transactions
by $703,073 for the year ended April 30, 1998 due
to realized and recognized
currency losses during the period. Net investment
income, net realized gains and
net assets were not affected by this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC, through an
agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes investment
advisory services in connection
with the management of the Fund. PIFM pays for the
cost of the subadviser's
services, the compensation of officers of the
Fund, occupancy and certain
clerical and bookkeeping costs of the Fund. The
Fund bears all other costs and
expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .75 of 1% of the average daily net assets
of the Fund.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI') which acts as the distributor of the Class
A, B, C and Z shares of the
Fund. The Fund compensates PSI for distributing
and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans
of distribution (the 'Class A,
B and C Plans') regardless of expenses actually
incurred by them. The
distribution fees are accrued daily and payable
monthly. No distribution or
service fees are paid to PSI as distributor of the
Class Z shares of the Fund.
Effective July 1, 1998, Prudential Investment
Management Services LLC will
become the distributor of the Fund and will serve
the Fund under the same terms
and conditions as under the arrangement with PSI.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI with respect to
Class A, B and C shares for distribution-related
activities at an annual rate of
up to .30 of 1%, 1% and 1% of the average daily
net assets of the Class A, B and
C shares, respectively. Such expenses under the
Class A, Class B and Class C
Plans were .25 of 1%, 1% and 1%, respectively, of
the average daily net assets
of the Class A, Class B and Class C shares for the
year ended April 30, 1998.
PSI has advised the Fund that it has received
approximately $81,800 in front-end
sales charges resulting from sales of Class A
shares during the year ended April
30, 1998. From these fees PSI paid such sales
charges to Pruco Securities
Corporation, an affiliated broker-dealer, which in
turn paid commissions to
sales persons and incurred other distribution
costs.
PSI has advised the Fund that for the year ended
April 1998 it received
approximately $335,600 and $6,500 in contingent
deferred sales charges imposed
upon certain redemptions by Class B and Class C
shareholders, respectively.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Fund has not borrowed any amounts pursuant to the
Agreement as of April 30,
1998. The Funds pay a commitment fee at an annual
rate of .055 of 1% on the
unused portion of the credit facility. The
commitment fee is accrued and paid
quarterly on a pro rata basis by the Funds. The
Agreement expired on December
30, 1997 and has been extended through December
29, 1998 under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
year ended
--------------------------------------------------
------------------------------
                                       11

Notes to Financial Statements
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------
April 30, 1998, the Fund incurred fees of
approximately $243,300 for the
services of PMFS. As of April 30, 1998,
approximately $21,900 of such fees were
due to PMFS. Transfer agent's fees and expenses in
the Statement of Operations
include certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the year ended April 30, 1998 were $99,882,501
and $132,624,827,
respectively.
The cost basis of investments for federal income
tax purposes at April 30, 1998
was $158,343,416 and, accordingly, net unrealized
appreciation for federal
income tax purposes was $84,919,815 (gross
unrealized appreciation--$85,954,761;
gross unrealized depreciation--$1,034,946).
The Fund will elect, for United States Federal
income tax purposes, to treat net
currency losses of approximately $393,168 incurred
in the six month period ended
April 30, 1998 as having been incurred in the
following fiscal year.
--------------------------------------------------
----------
Note 5. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5.00%.
Class B shares are sold with
a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective April 15, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the participants of employee benefit plans qualified under Section 401, 457 and 403(b)(7) of the Internal Revenue Code, and nonqualified plans for which the Fund is an available option. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.
There are 2 billion shares of
$.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and Class Z
Shares, each consisting of 500
million authorized shares.
Transactions in shares of common shares were as follows:

Class A                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended April 30, 1998:
Shares sold........................   14,645,188
$ 246,604,700
Shares issued in reinvestment of
  dividends and distributions......      265,957
4,114,350
Shares reacquired..................  (14,809,778)
(249,777,100)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................      101,367
941,950
Shares issued upon conversion from
  Class B..........................      176,364
3,035,236
                                     -----------
-------------
Net increase in shares
  outstanding......................      277,731
$   3,977,186
                                     -----------
-------------
                                     -----------
-------------
Year ended April 30, 1997:
Shares sold........................   23,351,661
$ 344,533,412
Shares issued in reinvestment of
  distributions....................       80,872
1,196,902
Shares reacquired..................  (24,625,496)
(363,626,484)
                                     -----------
-------------
Net decrease in shares outstanding
  before conversion................   (1,192,963)
(17,896,170)
Shares issued upon conversion from
  Class B..........................      211,034
3,125,390
                                     -----------
-------------
Net decrease in shares
  outstanding......................     (981,929)
$ (14,770,780)
                                     -----------
-------------
                                     -----------
-------------
Class B
-----------------------------------
Year ended April 30, 1998:
Shares sold........................    6,961,562
$ 115,370,566
Shares issued in reinvestment of
  dividends and distributions......      909,680
13,708,874
Shares reacquired..................   (7,814,335)
(128,395,833)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................       56,907
683,607
Shares issued upon conversion from
  Class A..........................     (181,159)
(3,035,236)
                                     -----------
-------------
Net decrease in shares
  outstanding......................     (124,252)
$  (2,351,629)
                                     -----------
-------------
                                     -----------
-------------
Year ended April 30, 1997:
Shares sold........................    9,531,575
$ 140,295,556
Shares issued in reinvestment of
  distributions....................      324,391
4,710,146
Shares reacquired..................   (9,758,102)
(143,749,550)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion................       97,864
1,256,152
Shares issued upon conversion
  from Class A.....................     (214,885)
(3,125,390)
                                     -----------
-------------
Net decrease in shares
  outstanding......................     (117,021)
$  (1,869,238)
                                     -----------
-------------
                                     -----------
-------------

--------------------------------------------------
------------------------------
                                       12

Notes to Financial Statements
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------

Class C                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended April 30, 1998:
Shares sold........................    3,938,227
$  64,864,170
Shares issued in reinvestment of
  dividends and distributions......       54,970
829,494
Shares reacquired..................   (3,949,010)
(64,988,945)
                                     -----------
-------------
Net increase in shares
  outstanding......................       44,187
$     704,719
                                     -----------
-------------
                                     -----------
-------------
Year ended April 30, 1997:
Shares sold........................    4,507,770
$  66,198,312
Shares issued in reinvestment of
  distributions....................       19,502
283,176
Shares reacquired..................   (4,571,336)
(67,391,048)
                                     -----------
-------------
Net decrease in shares
  outstanding......................      (44,064)
$    (909,560)
                                     -----------
-------------
                                     -----------
-------------
Class Z
-----------------------------------
Year ended April 30, 1998:
Shares sold........................      282,034
$   5,192,548
Shares issued in reinvestment of
  dividends and distributions......       95,720
1,478,880
Shares reacquired..................     (992,837)
(18,453,311)
                                     -----------
-------------
Net decrease in shares
  outstanding......................     (615,083)
$ (11,781,883)
                                     -----------
-------------
                                     -----------
-------------
Year ended April 30, 1997:
Shares sold........................      862,103
$  12,353,849
Shares issued in reinvestment of
  distributions....................       25,963
384,773
Shares reacquired..................     (117,928)
(1,883,796)
                                     -----------
-------------
Net increase in shares
  outstanding......................      770,138
$  10,854,826
                                     -----------
-------------
                                     -----------
-------------

--------------------------------------------------
------------------------------
                                       13

Financial Highlights
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------

Class A                                   Class B
                                           -------
---------------------------------------------
---------------------

July 13, 1994(b)

Years Ended April 30,              Through
Years Ended April 30,
                                           -------
------------------------        April 30,
---------------------
                                           1998(c)
1997       1996(c)         1995(c)
1998(c)        1997
                                           -------
-------     -------     ----------------     -----
---     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....   $ 15.46
$ 13.69     $ 11.77         $  11.40         $
15.12     $  13.49
                                           -------
-------     -------           ------         -----
---     --------
Income from investment operations
Net investment income (loss)............       .01
 .09         .06              .01             (.11)
(.04)
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................      6.38
2.24        1.86              .36             6.15
2.23
                                           -------
-------     -------           ------         -----
---     --------
   Total from investment operations.....      6.39
2.33        1.92              .37             6.04
2.19
                                           -------
-------     -------           ------         -----
---     --------
Less Distributions
Distributions in excess of net
   investment income....................
(.14)      --          --             --
(.01)       --
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........
(1.80)       (.56)      --             --
(1.80)        (.56)
                                           -------
-------     -------           ------         -----
---     --------
   Total distributions..................
(1.94)       (.56)      --             --
(1.81)        (.56)
                                           -------
-------     -------           ------         -----
---     --------
Net asset value, end of period..........   $ 19.91
$ 15.46     $ 13.69         $  11.77         $
19.35     $  15.12
                                           -------
-------     -------           ------         -----
---     --------
                                           -------
-------     -------           ------         -----
---     --------
TOTAL RETURN(d):........................
44.93%      17.20%      16.31%            3.25%
43.35%       16.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........   $55,507
$38,807     $47,789         $ 41,963
$175,857     $139,277
Average net assets (000)................   $42,885
$37,834     $47,183         $ 29,598
$147,492     $133,135
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.39%       1.36%       1.53%            1.84%(a)
2.14%        2.11%
   Expenses, excluding distribution
      fees..............................
1.14%       1.11%       1.28%            1.59%(a)
1.14%        1.11%
   Net investment income (loss).........
 .08%        .57%        .44%             .06%(a)
(.69)%       (.27)%
For Class A, B, C and Z shares:
Portfolio turnover rate.................
50%         31%         65%              25%


July 13, 1994(b)

Through

April 30,
                                          1996(c)
1995(c)
                                          --------
----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $  11.69
$  11.40
                                          --------
-------
Income from investment operations
Net investment income (loss)............
(.04)            (.06)
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................      1.84
 .35
                                          --------
-------
   Total from investment operations.....      1.80
 .29
                                          --------
-------
Less Distributions
Distributions in excess of net
   investment income....................     --
--
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........     --
--
                                          --------
-------
   Total distributions..................     --
--
                                          --------
-------
Net asset value, end of period..........  $  13.49
$  11.69
                                          --------
-------
                                          --------
-------
TOTAL RETURN(d):........................
15.40%            2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........  $125,868
$106,081
Average net assets (000)................  $122,255
$ 85,623
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
2.28%            2.59%(a)
   Expenses, excluding distribution
      fees..............................
1.28%            1.59%(a)
   Net investment income (loss).........
(.33)%           (.71)%(a)
For Class A, B, C and Z shares:
Portfolio turnover rate.................

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Financial Highlights
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------

Class C                                 Class Z
                                           -------
--------------------------------------------     -
------------------

July 13, 1994(b)      Years Ended April

Years Ended April 30,              Through
30,
                                           -------
-----------------------        April 30,         -
------------------
                                           1998(c)
1997      1996(c)         1995(c)          1998(c)
1997
                                           -------
------     -------     ----------------     ------
-     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....   $ 15.12
13.49     $11.69           $11.40          $ 15.51
$ 13.68
                                           -------
------     -------           -----          ------
-     -------
Income from investment operations
Net investment income (loss)............
(.11)      (.04)      (.04 )           (.06)
 .04         .02
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................      6.18
2.23       1.84              .35             6.37
2.37
                                           -------
------     -------           -----          ------
-     -------
   Total from investment operations.....      6.07
2.19       1.80              .29             6.41
2.39
                                           -------
------     -------           -----          ------
-     -------
Less Distributions
Distributions in excess of net
   investment income....................
(.01)      --         --            --
(.19)      --
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........
(1.80)      (.56)      --            --
(1.80)       (.56)
                                           -------
------     -------           -----          ------
-     -------
   Total distributions..................
(1.81)      (.56)      --            --
(1.99)       (.56)
                                           -------
------     -------           -----          ------
-     -------
Net asset value, end of period..........   $ 19.38
$15.12     $13.49           $11.69          $
19.93     $ 15.51
                                           -------
------     -------           -----          ------
-     -------
                                           -------
------     -------           -----          ------
-     -------
TOTAL RETURN(d):........................
43.55%     16.41%     15.40 %           2.54%
44.95%      17.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........   $11,122
$8,010     $7,741           $7,260          $
3,090     $11,949
Average net assets (000)................   $ 8,526
$8,002     $7,768           $6,094
$12,148     $ 7,958
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
2.14%      2.11%      2.28 %           2.59%(a)
1.14%       1.11%
   Expenses, excluding distribution
      fees..............................
1.14%      1.11%      1.28 %           1.59%(a)
1.14%       1.11%
   Net investment income (loss).........
(.66)%     (.25)%     (.30 )%          (.71)%(a)
 .26%        .22%

                                          April
15, 1996(b)

Through

April 30,

1996(c)
                                          --------
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....       $
13.40
                                                 -
----
Income from investment operations
Net investment income (loss)............
 .28
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................       --
                                                 -
----
   Total from investment operations.....
 .28
                                                 -
----
Less Distributions
Distributions in excess of net
   investment income....................       --
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........       --
                                                 -
----
   Total distributions..................       --
                                                 -
----
Net asset value, end of period..........       $
13.68
                                                 -
----
                                                 -
----
TOTAL RETURN(d):........................
2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........       $
204(e)
Average net assets (000)................       $
203(e)
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.28%(a)
   Expenses, excluding distribution
      fees..............................
1.28%(a)
   Net investment income (loss).........
 .54%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by class.
(d) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(e) Figures are actual and not rounded to the
nearest thousand.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

Report of Independant Accountants
PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------
The Shareholders and Board of Directors of
Prudential Europe Growth Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Europe Growth Fund, Inc.
(the 'Fund') at April 30, 1998, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as 'financial statements') are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion expressed above. The accompanying financial highlights for the year ended April 30, 1996 and the period ended
April 30, 1995 were audited by
other independent accountants, whose opinion dated
June 13, 1996 was
unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
June 18, 1998
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     16

Federal Income Tax Information
(Unaudited)                             PRUDENTIAL
EUROPE GROWTH FUND, INC.
--------------------------------------------------
------------------------------
We are required by the Internal Revenue Code to
advise you within 60 days of the
Fund's fiscal year end (April 30, 1998) as to the
federal income tax status of
dividends paid by the Fund during such fiscal
year. Accordingly, we are advising
you that during its fiscal year ended April 30,
1998, the Fund paid an ordinary
distribution for Class A shares totaling $0.14 per
share, which is taxable as
ordinary income. The Fund paid an ordinary
distribution for Class B and Class C
shares totaling $0.01 per share, which is taxable
as ordinary income. The Fund
paid an ordinary distribution for Class Z shares
totaling $0.187 per share,
which is taxable as ordinary income. The Fund paid
distributions for Class A,
Class B, Class C and Class Z shares totaling $1.80
per share, comprised of
long-term capital gains, of which $0.66 was
taxable at the 28% rate gain and
$1.14 was taxable at the 20% rate gain. We wish to
advise you that the corporate
dividends received deduction for the Fund is zero.
For the purpose of preparing your annual federal
income tax return, however, you
should report the amounts as reflected on the
appropriate Form 1099-DIV or
substitute 1099-DIV.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     17

Comparing A $10,000 Investment.
--------------------------------------------------
---
Prudential Europe Growth Fund, Inc. vs.
the Morgan Stanley Capital International Europe
Index.

--Prudential Europe Growth
  Fund, Inc.

--Morgan Stanley Capital
  International World Index

Class A
(GRAPH)

Class B
(GRAPH)

Class C
(GRAPH)

Class Z
(GRAPH)

Past performance is not indicative of future results and an investor's shares, when redeemed, may be worth more or less than their original value.

These graphs are furnished in accordance with SEC regulations. They compare a
$10,000 investment in the Prudential Europe Growth
Fund (Class A, B, C and Z)
with a similar investment in the Morgan Stanley
Capital International Europe
Index (MSCI Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period (April 30, 1998), as measured on a quarterly basis, beginning in 1994 for Class A, B, and C shares and 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on April 30,
1998; c) all recurring fees (including management
fees) were deducted; and d)
all dividends and distributions were reinvested.
Class Z shares do not have a
sales charge. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.
The MSCI Index is a weighted
index comprised of approximately 584 companies listed on the stock exchanges of 13 European countries. The MSCI Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities held by the MSCI Index may differ substantially from the securities held in the Fund's portfolio. The MSCI Index is not the only benchmark which may be used to characterize performance of European equity funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management Ltd.
Cutlers Court, 115 Houndsditch 4th Floor
London EC3A 7BU England

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74431N103  74431N301  MF160E
74431N202  74431N400  Cat. #42M081W